Notes to the Consolidated Statements of Financial Position - Summary of Other Current Financial Liabilities (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Liabilities to financial institutions	€ 4.2	€ 1.3
Lease liabilities	20.7	11.0
Derivative financial instruments	2.3	0.0
Other	15.2	15.4
Total	€ 42.4	€ 27.7